SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment:
Depreciation expense	$ 20,050	$ 19,925	$ 19,229
Carrying value of long-lived assets:
Impairment charges of long-lived assets	$ 0	$ 0	$ 0
Buildings | Minimum
Property, plant and equipment:
Useful lives	20 years
Buildings | Maximum
Property, plant and equipment:
Useful lives	35 years
Machinery and equipment | Minimum
Property, plant and equipment:
Useful lives	5 years
Machinery and equipment | Maximum
Property, plant and equipment:
Useful lives	20 years